INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2022
Inventories [Abstract]
Schedule of inventories

	December 31, 2021	March 31, 2022
Work in progress, net	$916	$996
Raw materials and supplies, net	205	189
Total	$1,121	$1,185